PREPAYMENTS AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Oct. 18, 2012 Yuheng USD ($)	Oct. 18, 2012 Yuheng CNY	Dec. 31, 2013 Jinling and its subsidiaries USD ($)	Dec. 31, 2012 Jinling and its subsidiaries USD ($)	Dec. 31, 2013 Wangkeng and Hengda USD ($)	Dec. 31, 2012 Wangkeng and Hengda USD ($)	Dec. 31, 2013 Wangkeng USD ($)	Dec. 31, 2012 Wangkeng USD ($)	Dec. 31, 2013 Hengda USD ($)	Dec. 31, 2012 Hengda USD ($)	Dec. 31, 2013 Banzhu USD ($)	Dec. 31, 2012 Banzhu USD ($)	Dec. 31, 2013 Wuliting, Zhougongyuan, Ruiyang, Jiulongshan, Jintang and Jinwei USD ($)	Dec. 31, 2012 Wuliting, Zhougongyuan, Ruiyang, Jiulongshan, Jintang and Jinwei USD ($)	Dec. 31, 2013 Liyuan and Dazhaihe USD ($)	Dec. 31, 2012 Liyuan and Dazhaihe USD ($)
PREPAYMENTS AND OTHER CURRENT ASSETS
Advances for construction projects	$ 109	$ 78
Acquisition deposits	738	716							492	477	246	239
Amounts due from original shareholders of acquired subsidiaries	1,350	1,297			819	794							531	503
Consideration receivable from disposal of a subsidiary		11,534
Prepaid insurance	509	360
Rental deposit	258	182
Prepaid finance consulting fee	844	570													665	451	179	119
Others	1,026	973
Prepayments and other current assets, gross	4,834	15,710
Less: Provision for impairment allowance	(1,608)	(1,560)			(819)	(794)	(738)	(716)
Total	3,226	14,150
PREPAYMENTS AND OTHER CURRENT ASSETS
Acquisition deposits	738	716							492	477	246	239
Amounts due from original shareholders of acquired subsidiaries	1,350	1,297			819	794							531	503
Prepaid finance consulting fee	844	570													665	451	179	119
Provision for impairment allowance (in dollars)	1,608	1,560			819	794	738	716
Ownership interest percentage held in discontinued operations			100.00%	100.00%
Total consideration in cash			$ 21,269	134,000